Investment in Non-Controlled Joint Ventures	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LS Boston Point LLC [Member]
Schedule of Investments [Line Items]
Investment in Non-Controlled Joint Ventures

Note 2 - Investment in Non-Controlled Joint Ventures:

The Company held a 50% ownership interest in Fenway Point Partners LLC and Subsidiaries through December 4, 2018. The equity method of accounting is used on its balance sheets and statements of operations.

On December 4, 2018, the Company’s partnership interest in Fenway Point Partners LLC was redeemed for $50,764,158. Prior to the redemption, Fenway Point Partners LLC distributed the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. As of December 31, 2019, the Company holds a 50% ownership interest in Point Condo Holdings LLC. During the year ended December 31, 2020 the value of the Company’s ownership interest was reduced to $0 and therefore have not provided the below information as of and for the year ended December 31, 2020.

The results of operations and financial position for Point Condo Holdings LLC for the period ended December 31, 2019, are summarized as follows.

2019
(unaudited)
Condensed income statement information:
Revenue	$26,488,198
Cost of sales	21,629,856
Net income	$2,984,523

The Company’s share of net income	$1,087,482

Condensed balance sheet information:
Assets	$197,857

Liabilities
Accounts payable	$32,442
Point Condo Holdings LLC members’ equity	165,415
Total liabilities and members’ equity	$197,857

LS- Boston Point LLC’s share of members’ equity	$225,000

Note 2 - Investment in Non-Controlled Joint Ventures:

The Company held a 50% ownership interest in Fenway Point Partners LLC and Subsidiaries through December 4, 2018. The equity method of accounting is used on its balance sheets and statements of operations.

On December 4, 2018, the Company’s partnership interest in Fenway Point Partners LLC was redeemed for $50,764,158. Prior to the redemption, Fenway Point Partners LLC distributed the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. As of December 31, 2018, the Company holds a 50% ownership interest in Point Condo Holdings LLC.

The results of operations and financial position for Fenway Point Partners LLC and Subsidiaries for the period from January 1, 2018 through December 4, 2018 and for the year ended December 31, 2017 are summarized as follows:

	2018	2017
Condensed income statement information:
Revenue	$175,080,991	$278,160

Cost of Sales	$125,086,864	$-

Net income (loss)	$27,914,284	$(270,130)

The Company's share of net income (loss)	$11,457,359	$(135,065)

Condensed balance sheet information:
Assets	$598,381	$272,646,514

Liabilities	$12,971	$202,348,780
Fenway Point Partners LLC members' equity	585,410	70,297,734
Total liabilities and members' equity	$598,381	$272,646,514

LS-Boston Point LLC's share of members' equity	$-	$35,148,867

The results of operations and financial position for Point Condo Holdings LLC for the period ended December 31, 2018 are summarized as follows.

2018
Condensed income statement information:
Revenue	$2,450,000

Cost of Sales	$2,213,717

Net income	$32,802

The Company's share of net income	$-

Condensed balance sheet information:
Assets	$24,810,623

Liabilities	$101,143
Point Condo Holdings LLC members' equity	24,709,480
Total liabilities and members' equity	$24,810,623

LS-Boston Point LLC's share of members' equity	$9,838,556